Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Equipment

6.  Equipment

Equipment consists of the following:

	December 31, 2011	June 30, 2011
Leasehold Improvements	$854	$	---
Furniture and Fixtures	208		9
Computer Equipment	370		60
Software	88		14
	1,520		83
Accumulated Depreciation	(63)		(4)
Equipment, net	$1,457		$79

5. Equipment Equipment, consisting of computers, software, furniture and furnishings, were purchased in connection with setting up the Company’s office space. The amount of such purchase was $83.